ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Brookfield Renewable's accounts payable and accrued liabilities are as follows:

(MILLIONS)	June 30, 2025	December 31, 2024
Accounts payable	$1,084	$787
Operating accrued liabilities	765	733
Interest payable on borrowings	287	264
Income tax payable	69	28
LP Unitholders distributions, preferred limited partnership unit distributions, preferred dividends payable, perpetual subordinate notes distributions and exchange shares dividends(1)	62	60
Current portion of lease liabilities	58	49
Current portion of contract liability	57	47
Other	167	136
	$2,549	$2,104
(1)Includes amounts payable only to external LP unitholders and BEPC exchangeable shareholders. Amounts payable to Brookfield Holders are included in due to related parties.